Cover Page Cover Page	Oct. 20, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	HERITAGE FINANCIAL CORP
Entity File Number	000-29480
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1857900
Entity Address, Address Line One	201 Fifth Avenue SW,
Entity Address, City or Town	Olympia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98501
City Area Code	(360)
Local Phone Number	943-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	HFWA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001046025